Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
NOTE 14 – SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events through November
15
, 2021 to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred but were not recognized in the consolidated financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.
On October 1, 2021, KORE Group Holdings, Inc. countersigned a commitment letter (the “Commitment Letter”) pursuant to which Fortress will make additional financing available to the Company subject to certain terms and conditions, for up to $25.0 million of
 additional notes under the Indenture
entered into in connection with the Backstop Notes dated as of July 27, 2021 by and among KORE Wireless Group, Inc. and an affiliate of Fortress. Upon entering into definitive documentation, the Sponsor has agreed to contribute 100,000 shares of common stock of the Company to LLC Merger Sub, which shares will be transferred by LLC Merger Sub to Fortress, as a commitment fee, pursuant to the terms and upon the conditions set forth in the Commitment Letter. The Company executed the Exchangeable Notes Purchase Agreement on October 28, 2021, issuing $24.9 million in additional exchangeable notes
.

NOTE 15 – SUBSEQUENT EVENTS
The Company has determined that no additional material events outside of those disclosed below occurred that would require adjustment or disclosure in the consolidated financial statements after the balance sheet date of December 31, 2020 through March 17, 2021, the date the consolidated financial statements were available to be issued.
On March 12, 2021, the Company entered into a definite merger agreement with Cerberus Telecom Acquisition Corp. (NYSE: CTAC). On September 30, 2021, the Business Combination contemplated by the merger agreement was completed. Refer to Note 1 for additional information.